EBP Key Assumptions (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	3.96%	4.68%
Rate of compensation increase	4.62%	4.56%
Weighted average assumptions utilized to determine net periodic benefit cost
Discount rate	4.68%	3.43%	3.98%
Expected long-term rate of return on plan assets	6.85%	5.90%	6.30%
Rate of compensation increase	4.56%	4.57%	4.52%
Other Postretirement Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	4.12%	4.80%
Weighted average assumptions utilized to determine net periodic benefit cost
Discount rate	4.80%	3.97%	4.22%
Expected long-term rate of return on plan assets	6.11%	5.26%	5.71%
One percentage point change in assumed health care cost trend rates effects
Effect on total of service and interest cost components, Point increase	0
Effect on total of service and interest cost components, Point decrease	0
Effect on other postretirement benefit obligation, Point increase	9
Effect on other postretirement benefit obligation, Point decrease	(7)
Health care cost trend rate assumed for next fiscal year	6.90%
Direction and pattern of change for assumed health care cost trend rate	decreases
Ultimate health care cost trend rate	5.00%
Year that rate reaches ultimate trend rate	2023